Financial risk management and financial instruments - Sensitivity (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) $ / shares R / $ R / shares	Jun. 30, 2023 ZAR (R) R / $ R / shares $ / shares	Jun. 30, 2022 ZAR (R)	Nov. 08, 2022 USD ($)
Disclosure of financial instruments
Unrealised fair value loss recognised in other operating expenses and income	R (2,364)	R (3,287)	R 18,325
US Dollar Convertible Bond, November 2027
Disclosure of financial instruments
Contract amount | $				$ 750
Oxygen supply contract embedded derivative assets and liabilities
Disclosure of financial instruments
Balance at the beginning of the year	477	(339)
Amounts settled during the year	(1)	22
Unrealised fair value loss recognised in other operating expenses and income	(442)	794	(64)
Balance at the end of the year	R 34	R 477	R (339)
Oxygen supply contract embedded derivative assets and liabilities | Rand/USD spot price
Disclosure of financial instruments
Significant inputs liabilities | R / $	18.19	18.76
Increase in price or rate assumption | R / $	1	1
Decrease in price or rate assumption | R / $	(1)	(1)
Increase/(decrease) in profit or loss and equity from increase in significant input variable	R (478)	R (478)
Increase/(decrease) in profit or loss and equity from decrease in significant input variable	R 478	R 478
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	0.10%	0.10%
Decrease in significant input variable (as a percent)	(0.10%)	(0.10%)
Increase/(decrease) in profit or loss and equity from increase in significant input variable	R 81	R 87
Increase/(decrease) in profit or loss and equity from decrease in significant input variable	R (82)	R (89)
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve | Minimum
Disclosure of financial instruments
Significant inputs liabilities	0.0363	0.0330
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve | Maximum
Disclosure of financial instruments
Significant inputs liabilities	0.0506	0.0560
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Increase/(decrease) in profit or loss and equity from increase in significant input variable	R (688)	R (734)
Increase/(decrease) in profit or loss and equity from decrease in significant input variable	R 784	R 848
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve | Minimum
Disclosure of financial instruments
Significant inputs liabilities	0.0776	0.0836
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve | Maximum
Disclosure of financial instruments
Significant inputs liabilities	0.1035	0.1041
Convertible bond embedded derivative liability
Disclosure of financial instruments
Balance at the beginning of the year	R 1,302
Recognition of embedded derivative upon issue of bond		R 2,089
Unrealised fair value loss recognised in other operating expenses and income	(1,233)	(867)
Translation of foreign operations	(10)	80
Balance at the end of the year	R 59	R 1,302
Convertible bond embedded derivative liability | Rand/USD spot price
Disclosure of financial instruments
Significant inputs liabilities | R / $	18.19	18.83
Convertible bond embedded derivative liability | Conversion price
Disclosure of financial instruments
Significant inputs liabilities | $ / shares	18.79	19.86
Convertible bond embedded derivative liability | Spot share price
Disclosure of financial instruments
Significant inputs liabilities | R / shares	138.10	233.26
Convertible bond embedded derivative liability | Observable bond market price
Disclosure of financial instruments
Significant inputs liabilities	0.9042	0.947
Convertible bond embedded derivative liability | Credit spread
Disclosure of financial instruments
Significant inputs liabilities	0.0372	0.0460
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Increase/(decrease) in profit or loss and equity from increase in significant input variable	R (364)	R (433)
Increase/(decrease) in profit or loss and equity from decrease in significant input variable	R 59	R 455
Convertible bond embedded derivative liability | Volatility
Disclosure of financial instruments
Significant inputs liabilities	0.2139	0.2784
Increase in significant input variable (as a percent)	5.00%	5.00%
Decrease in significant input variable (as a percent)	(5.00%)	(5.00%)
Increase/(decrease) in profit or loss and equity from increase in significant input variable	R (81)	R (377)
Increase/(decrease) in profit or loss and equity from decrease in significant input variable	R 45	R 364